Short-term Loan (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Short-term loan	$ 4,867,601	$ 0
Debt Instrument, Interest Rate, Effective Percentage	9.00%
Debt Instrument, Maturity Date	Aug. 14, 2014
USD ($)
Short-term loan	4,867,601
CNY
Short-term loan	$ 30,000,000